INVENTORIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories	$ 18,887,433	$ 17,114,755	$ 4,435,445
Sleepy Cods And Eels [Member]
Inventory, Finished Goods, Gross	5,432,990	4,612,090	0
Bread Grass [Member]
Inventory, Finished Goods, Gross	709,366	1,473,653	449,984
Beef Cattle [Member]
Inventory, Finished Goods, Gross	2,985,965	2,569,659	825,853
Organic Fertilizer [Member]
Inventory, Finished Goods, Gross	702,836	737,166	807,689
Forage For Cattle and Consumable [Member]
Inventory, Finished Goods, Gross	3,144,896	278,900	0
Raw Materials For Bread Grass and Organic Fertilizer [Member]
Inventory, Raw Materials, Gross	5,237,102	6,765,536	1,398,965
HU Plantation [Member]
Inventory, Finished Goods, Gross		0	11,111
Immature Seeds [Member]
Inventory, Finished Goods, Gross	0	677,751	842,313
Unharvested HU Plantation [Member]
Inventory, Finished Goods, Gross	$ 674,278	$ 0	$ 99,530